UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-07838)
American Select Portfolio Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Jill M. Stevenson
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/11
Date of reporting period: 11/30/10

Item 1. Schedule of Investments.
Schedule of Investments     |     November 30, 2010 (unaudited)
American Select Portfolio (SLA)

	DATE			FAIR
DESCRIPTION	ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)

Whole Loans ∞ p — 77.8%
Commercial Loans — 57.3%
12000 Aerospace, Clear Lake, TX, 7.18%, 1/1/15 b	12/22/04	$4,939,362	$4,939,362	$4,939,362
ABC Conoco, Aspen, CO, 6.65%, 11/1/11 b	10/31/06	3,828,604	3,828,604	3,700,560
Clear Lake Central I, Webster, TX, 6.63%, 8/1/11 b	7/27/06	6,937,478	6,937,478	7,006,853
Gallery Row, Tucson, AZ, 11.88%, 10/1/11 ¶ ◆	9/7/06	500,000	500,207	260,067
George Gee Hummer, Liberty Lake, WA, 5.75%, 1/1/14 b ¶	6/30/05	2,125,000	2,125,000	1,889,769
George Gee Pontiac I, Liberty Lake, WA, 5.78%, 1/1/14 b ¶	6/30/05	4,675,000	4,675,000	4,160,727
George Gee Pontiac II, Liberty Lake, WA, 5.75%, 1/1/14 ¶	9/14/06	750,000	750,000	666,977
George Gee Porsche, Liberty Lake, WA, 5.75%, 1/1/14 b ¶	9/14/06	2,500,000	2,500,000	2,223,257
Highland Park I, Scottsdale, AZ, 6.77%, 4/1/13 b	2/23/06	9,204,035	9,204,035	9,176,368
Highland Park II, Scottsdale, AZ, 11.88%, 4/1/13	2/23/06	1,183,784	1,183,784	1,022,780
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10 b ¶ ◆ §	7/18/07	3,520,000	3,520,000	1,999,983
Kolb Plaza II, Tucson, AZ, 9.88%, 8/1/10 ¶ ◆ §	7/18/07	440,000	440,000	177,684
Landmark Bank Center, Euless, TX, 5.85%, 9/1/15 ¶	7/1/04	3,242,424	3,242,424	3,242,424
Landmark Bank Center II, Euless, TX, 6.88%, 9/1/15 ¶	6/12/08	1,157,576	1,157,576	1,153,073
Landmark Bank Center III, Euless, TX, 8.88%, 9/1/15 ¶	6/8/10	1,509,127	1,509,127	1,491,098
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17 b ¶	5/23/07	2,175,000	2,175,000	2,240,250
Northrop Grumman Campus I, Colorado Springs, CO, 5.93%, 12/1/09 b ¶ § Δ	11/15/05	5,700,000	5,700,000	4,839,784
Northrop Grumman Campus II, Colorado Springs, CO, 13.88%, 12/1/09 ¶ §	11/15/05	500,000	500,000	384,495
Point Plaza, Turnwater, WA, 8.43%, 1/1/11	12/14/00	5,666,241	5,666,241	5,574,193
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12 b	10/12/07	7,840,981	7,840,981	5,198,931
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17 b	6/28/07	4,957,460	4,957,460	5,205,333
Town Square #6, Olympia, WA, 7.40%, 9/1/12 b	8/2/02	3,518,035	3,518,035	3,588,395
Victory Packaging, Phoenix, AZ, 8.50%, 1/1/12 b	12/20/01	2,259,189	2,259,189	2,304,373
			79,129,503	72,446,736

Multifamily Loans — 20.5%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15 b	8/11/03	4,227,588	4,227,588	4,438,967
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	8/11/03	333,027	333,027	349,678
Highland House Apartments, Dallas, TX, 6.55%, 10/1/13 b ¶	9/10/07	2,695,744	2,695,744	2,695,744
Keystone Crossings, Springdale, AZ, 8.15%, 7/1/10 ¶ § R S	6/27/07	4,875,000	4,875,000	2,548,670
NCH Multifamily Pool II, Oklahoma City, OK, 11.93%, 10/1/10 ¶ ◆ §	10/1/07	5,400,000	5,407,597	2,824,200
Revere Apartments, Revere, MA, 6.28%, 3/1/12 b	3/8/07	1,622,525	1,622,525	1,420,688
RP Urban Partners Lot 12, Oxnard, CA, 6.90%, 3/1/12 ¶	2/23/05	2,500,000	2,500,000	2,500,000
RP Urban Partners Lot 17, Oxnard, CA, 6.90%, 3/1/12 ¶	3/1/10	2,500,000	2,500,000	2,500,000
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13 b	6/5/03	6,532,843	6,532,843	6,663,500
			30,694,324	25,941,447

Total Whole Loans			109,823,827	98,388,183

Corporate Notes ∞ ¶ — 13.4%
Fixed Rate — 13.4%
Sarofim Northwest, 6.90%, 1/1/11	12/21/07	8,181,250	8,181,250	8,181,250
Stratus Properties I, 8.75%, 12/31/14	12/28/00	5,000,000	5,000,000	5,150,000
Stratus Properties VII, 8.75%, 12/31/12	6/1/07	3,500,000	3,500,000	3,605,000

Total Corporate Notes			16,681,250	16,936,250

U.S. Government Agency Mortgage-Backed Securities a — 10.1%
Fixed Rate — 10.1%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		848,741	863,855	921,167
7.50%, 12/1/29, #C00896		160,050	157,714	185,182
5.00%, 5/1/39, #G05430		2,028,863	2,081,019	2,146,319
FIRST AMERICAN MORTGAGE FUNDS     |     2010 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2010 (unaudited)
American Select Portfolio (SLA)

	PAR/		FAIR
DESCRIPTION	SHARES	COST	VALUE ¶
Federal National Mortgage Association,
5.00%, 11/1/17, #657356	$420,424	$421,696	$451,636
6.50%, 6/1/29, #252497	547,063	544,195	618,244
7.50%, 5/1/30, #535289	45,356	44,162	52,152
8.00%, 5/1/30, #538266	14,395	14,253	16,976
5.00%, 11/1/33, #725027	2,705,549	2,764,104	2,882,896
5.00%, 7/1/39, #935588	2,377,215	2,426,140	2,522,639
4.50%, 3/1/40, #932669	2,788,389	2,815,810	2,906,064

Total U.S. Government Agency Mortgage-Backed Securities		12,132,948	12,703,275

Commercial Mortgage-Backed Securities — 17.3%
Other — 17.3%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 Δ a	6,400,000	4,153,915	6,368,119
Bear Stearns Commercial Mortgage Securities,
5.91%, 9/11/38, Series 2006-PW12, Class A4 b Δ	2,100,000	1,539,212	2,312,208
5.74%, 9/11/42, Series 2007-T28, Class A4 b	1,456,221	1,034,809	1,577,074
5.69%, 6/11/50, Series 2007-PWR17, Class A4,	3,315,000	2,963,428	3,515,056
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44, Series 2007-CD5, Class A4 Δ	2,000,000	1,849,187	2,140,654
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39 b	3,600,000	2,535,789	3,818,336
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 4/15/41 b Δ	2,000,000	1,406,635	2,186,424

Total Commercial Mortgage-Backed Securities		15,482,975	21,917,871

Preferred Stocks — 22.0%
Real Estate Investment Trusts — 22.0%
AMB Property, Series L	114,820	2,167,595	2,679,899
AMB Property, Series M	8,700	222,285	208,800
AMB Property, Series O	10,228	255,700	254,882
BRE Properties, Series C	59,550	1,183,259	1,470,290
BRE Properties, Series D	28,600	675,354	701,844
Developers Diversified Realty, Series H	23,820	488,310	566,916
Developers Diversified Realty, Series I	3,830	79,856	92,686
Duke Realty, Series L	17,270	330,202	395,828
Duke Realty, Series M	47,640	952,800	1,170,515
Duke Realty, Series O	40,000	944,000	1,060,800
Equity Residential Properties, Series N b	49,500	950,925	1,230,570
Kimco Realty, Series G b	136,000	3,386,944	3,511,520
ProLogis Trust, Series F	5,000	105,000	118,600
ProLogis Trust, Series G	7,400	155,400	176,194
PS Business Parks, Series H b	23,820	476,400	591,927
PS Business Parks, Series I b	8,400	165,228	205,380
PS Business Parks, Series M b	23,820	490,692	594,309
PS Business Parks, Series P b	7,400	141,858	180,190
Public Storage, Series E b	38,300	914,900	959,032
Public Storage, Series I b	23,820	518,085	610,030
Public Storage, Series K b	15,700	341,475	402,077
Realty Income, Series D b	60,000	1,521,000	1,512,600
Realty Income, Series E b	78,820	1,895,012	1,947,642
Regency Centers, Series C b	23,820	514,988	591,927
Regency Centers, Series E b	46,170	1,032,215	1,115,467
UDR, Series G	13,000	299,000	323,180
Vornado Realty Trust, Series H	68,000	1,547,000	1,666,000
FIRST AMERICAN MORTGAGE FUNDS     |     2010 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2010 (unaudited)
American Select Portfolio (SLA)

			FAIR
DESCRIPTION	SHARES	COST	VALUE ¶
Weingarten Realty Investors, Series E	130,000	$3,201,900	$3,276,000
Weingarten Realty Investors, Series D	9,000	207,000	220,860

Total Preferred Stocks		25,164,383	27,835,965

Total Unaffiliated Investments		179,285,383	177,781,544

Short-Term Investment — 1.0%
First American Prime Obligations Fund, Class Z, 0.09% x	1,215,960	1,215,960	1,215,960

Total Investments ▲ — 141.6%		$180,501,343	$178,997,504

Other Assets and Liabilities, Net — (41.6)%			(52,599,156)

Total Net Assets — 100.0%			$126,398,348

¶	The fund’s investments in whole loans (multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a U.S. Bancorp Asset Management, Inc. (“USBAM”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and ceilings due to the illiquid nature of the loans. USBAM has modified, and may in the future modify, price floors, price ceilings, and other factors contained in the model in light of changing economic and market conditions. Such modifications will affect the fund’s net asset value.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although USBAM believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by USBAM on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.
FIRST AMERICAN MORTGAGE FUNDS     |     2010 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2010 (unaudited)
American Select Portfolio (SLA)

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is initially valued similar to defaulted multifamily and commercial whole loans. The value is subsequently revised to an estimated market value, as determined by independent third party appraisals, less estimated selling costs.

As of November 30, 2010, the fund held internally fair valued securities which are disclosed in footnote ∞.

∞	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On November 30, 2010, the fair value of these securities was $115,324,433 or 91.2% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2010. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

b	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”). On November 30, 2010, securities valued at $94,188,111 were pledged as collateral for the following outstanding borrowings:

		Accrued
Amount	Rate*	Interest
$31,900,000	5.00%	$4,431
4,200,000	5.00%	583

$36,100,000		$5,014

*	Interest rate as of November 30, 2010. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% subject to a “floor” interest rate of 5.00% and reset monthly.

Description of collateral:
Whole Loans
12000 Aerospace, Clear Lake, TX, 7.18%, 1/1/15, $4,939,362 par

ABC Conoco, Aspen, CO, 6.65%, 11/1/11, $3,828,604 par

Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15, $4,227,588 par

Clear Lake Central I, Webster, TX, 6.63%, 8/1/11, $6,937,478 par

George Gee Hummer, Liberty Lake, WA, 5.75%, 1/1/14, $2,125,000 par

George Gee Pontiac I, Liberty Lake, WA, 5.78%, 1/1/14, $4,675,000 par

George Gee Porsche, Liberty Lake, WA, 5.75%, 1/1/14, $2,500,000 par

Highland House Apartments, Dallas, TX, 6.55%, 10/1/13, $2,695,744 par

Highland Park I, Scottsdale, AZ, 6.77%, 4/1/13, $9,204,035 par

Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10, $3,520,000 par

Mandala Agency Building, Bend, OR, 6.38%, 6/1/17, $2,175,000 par

Northrop Grumman Campus I, Colorado Springs, CO, 5.93%, 12/1/09, $5,700,000 par

Revere Apartments, Revere, MA, 6.28%, 3/1/12, $1,622,525 par

RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12, $7,840,981 par

Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13, $6,532,843 par

Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17, $4,957,460 par

Town Square #6, Olympia, WA, 7.40%, 9/1/12, $3,518,035 par

Victory Packaging, Phoenix, AZ, 8.50%, 1/1/12, $2,259,189 par
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.91%, 9/11/38, $2,100,000 par

Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4, 5.74%, 9/11/42, $1,456,221 par

GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39, $3,600,000 par

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 4/15/41, $2,000,000 par
Preferred Stocks
Equity Residential Properties, Series N, 49,500 shares

Kimco Realty, Series G, 78,200 shares

PS Business Parks, Series H, 23,820 shares
FIRST AMERICAN MORTGAGE FUNDS     |     2010 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2010 (unaudited)
American Select Portfolio (SLA)
PS Business Parks, Series I, 8,400 shares

PS Business Parks, Series M, 23,820 shares

PS Business Parks, Series P, 7,400 shares

Public Storage, Series E, 38,300 shares

Public Storage, Series I, 23,820 shares

Public Storage, Series K, 15,700 shares

Realty Income, Series D, 60,000 shares

Realty Income, Series E, 23,820 shares

Regency Centers, Series C, 23,820 shares

Regency Centers, Series E, 46,170 shares

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $31,900,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $9,100,000. Loans made under the loan agreement are secured by whole loans, commercial mortgage-backed securities, and preferred stocks in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a “floor” interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

¶	Interest Only — Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2010.

◆	Loan is currently in default with regards to scheduled interest and/or principal payments.

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Δ	Variable Rate Security — The rate shown is the net coupon rate in effect as of November 30, 2010.

R	Participating Loan — A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2010, securities valued at $19,071,394 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquisition			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$6,935,202	11/24/10	0.30%	12/27/10	$405	(1)
5,158,518	11/08/10	0.29%	12/8/10	956	(2)
5,059,000	10/14/10	1.29%	1/12/11	8,695	(3)

$17,152,720				$10,056

*	Interest rate as of November 30, 2010. Rate is based on LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:
(1)	Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $848,741 par

Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $160,050 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $2,028,863 par

Federal National Mortgage Association, 5.00%, 11/1/17, $420,424 par

Federal National Mortgage Association, 6.50%, 6/1/29, $547,063 par

Federal National Mortgage Association, 7.50%, 5/1/30, $45,356 par

Federal National Mortgage Association, 8.00%, 5/1/30, $14,395 par

Federal National Mortgage Association, 4.50%, 3/1/40, $2,788,389 par

(2)	Goldman Sachs: Federal National Mortgage Association, 5.00%, 11/1/33, $2,705,549 par Federal National Mortgage Association, 5.00%, 7/1/39, $2,377,215 par

(3)	JP Morgan: Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45, $6,400,000 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with JP Morgan. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.
FIRST AMERICAN MORTGAGE FUNDS     |     2010 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2010 (unaudited)
American Select Portfolio (SLA)

x	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2010.

▲	On November 30, 2010, the cost of investments for federal income tax purposes was approximately $180,501,343. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$10,811,238
Gross unrealized depreciation	(12,315,077)

Net unrealized depreciation	$(1,503,839)

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the fund’s investments in whole loans.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Investments
Whole Loans	$—	$—	$98,388,183	$98,388,183
Corporate Notes	—	—	16,936,250	16,936,250
U.S. Government Agency Mortgage-Backed Securities	—	12,703,275	—	12,703,275
Commercial Mortgage-Backed Securities	—	21,917,871	—	21,917,871
Preferred Stocks	27,835,965	—	—	27,835,965
Short-Term Investment	1,215,960	—	—	1,215,960

Total Investments	$29,051,925	$34,621,146	$115,324,433	$178,997,504

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole	Corporate	Total
	Loans	Notes	Fair Value
Balance as of August 31, 2010	$99,618,855	$16,936,250	$116,555,105
Realized gain (loss)	—	—	—
Net change in unrealized appreciation or depreciation	(945,123)	—	(945,123)
Net purchases (sales)	(285,549)	—	(285,549)

Balance as of November 30, 2010	$98,388,183	$16,936,250	$115,324,433

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of November 30, 2010	$(945,123)	$—	$(945,123)

During the period ended November 30, 2010, the funds recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.
FIRST AMERICAN MORTGAGE FUNDS     |     2010 QUARTERLY REPORT

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Select Portfolio Inc.
By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President
Date: January 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President
Date: January 26, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer
Date: January 26, 2011